Reinsurance Contract Assets Held (Tables)	12 Months Ended
Dec. 31, 2024
Reinsurance Contract Assets Held
Schedule of reinsurance contract assets held

	December 31, 2024			December 31, 2023
	PAA	GMM(1)	Total	PAA	GMM(1)	Total
Reinsurance contract assets held(2)	9,757.2	925.4	10,682.6	9,856.3	1,031.4	10,887.7
(1)	Comprised of reinsurance contract assets held measured under the GMM at Global Insurers and Reinsurers of $261.3 (2023 - $321.6), International Insurers and Reinsurers of $263.5 (2023 - $262.1) and Life insurance and Run-off of $400.6 (2023 - $447.7).
(2)	Total at December 31, 2024 was comprised of ARC of $15.8 and AIC of $10,666.8 (December 31, 2023 - $771.7 and $10,116.0).

Reinsurance contract assets held, measured under the PAA by reporting segment and excluding intercompany balances, were as follows:

	Property and Casualty Insurance and Reinsurance										Life
	North American			Global Insurers			International Insurers				insurance
	Insurers			and Reinsurers			and Reinsurers			Total	and Run-off	Consolidated
	ARC	AIC	Total	ARC	AIC	Total	ARC	AIC	Total
2024
January 1	(70.0)	1,250.3	1,180.3	(46.6)	7,007.2	6,960.6	296.7	1,416.1	1,712.8	9,853.7	2.6	9,856.3
December 31	(87.0)	1,236.2	1,149.2	(1.7)	6,750.2	6,748.5	(460.0)	2,310.6	1,850.6	9,748.3	8.9	9,757.2
2023
January 1	(15.2)	974.5	959.3	(182.1)	6,633.5	6,451.4	53.3	1,210.2	1,263.5	8,674.2	5.0	8,679.2
December 31	(70.0)	1,250.3	1,180.3	(46.6)	7,007.2	6,960.6	296.7	1,416.1	1,712.8	9,853.7	2.6	9,856.3

Schedule of movements in reinsurance contract assets held

An analysis of the asset for remaining coverage and the asset for incurred claims for reinsurance contracts held by the property and casualty insurance and reinsurance reporting segments measured under the PAA for the years ended December 31 were as follows:

Year ended December 31, 2024

	Property and Casualty Insurance and Reinsurance
		Asset for incurred claims (AIC)
	Asset for		Risk
	remaining	Estimates of	adjustment
	coverage	present value of	for non-financial
	(ARC)(1)	future cash flows	risk	Total
Balance - January 1	180.1	8,821.0	852.6	9,853.7

Changes in the consolidated statement of comprehensive income:
Cost of reinsurance(2)	(6,004.8)	—	—	(6,004.8)
Recoveries of incurred claims and other insurance service expenses(2)(3)	51.0	4,123.9	305.6	4,480.5
Prior year reserve development and release of risk adjustment on prior year claims(4)	—	73.4	(291.9)	(218.5)
Recoveries of insurance service expenses(2)	51.0	4,197.3	13.7	4,262.0
Net reinsurance result	(5,953.8)	4,197.3	13.7	(1,742.8)
Net finance income (expense) from reinsurance contract assets held(5)	(0.2)	461.1	—	460.9
Foreign exchange effects	7.9	(181.6)	(15.7)	(189.4)
Total changes in the consolidated statement of comprehensive income	(5,946.1)	4,476.8	(2.0)	(1,471.3)
Cash flows:
Premiums paid	5,804.4	—	—	5,804.4
Amounts received	—	(4,403.2)	—	(4,403.2)
Changes in funds withheld	(4.7)	(35.7)	—	(40.4)
	5,799.7	(4,438.9)	—	1,360.8
Investment components and other	(582.4)	592.2	(3.4)	6.4
Contracts recognized on acquisition of subsidiary	—	(1.3)	—	(1.3)
Balance - December 31	(548.7)	9,449.8	847.2	9,748.3
(1)	Includes loss recovery components of $23.0 at January 1, 2024 and $73.4 at December 31, 2024.
(2)

Reinsurance contracts acquired on the acquisition of Gulf Insurance were primarily accounted for as if the company had entered into the contracts on the acquisition date of December 26, 2023, with the fair value of the contracts deemed as the premiums paid. Consequently, the fair value of the reinsurance contracts acquired, comprising ceded claims in their settlement period and unearned ceded premiums, are included within the ARC, except settled ceded claims where payment has not yet been received, which are included within the AIC. Ceded claims acquired in their settlement period and included within the ARC are released into cost of reinsurance based on the expected amount and timing of ceded claims settlements, and the actual settlement of ceded claims is included within recoveries of incurred claims and other insurance service expenses. Unearned ceded premiums are released into cost of reinsurance over the remaining coverage period. During 2024 Gulf Insurance contributed cost of reinsurance of $1,301.3, including $338.8 related to acquired contracts, and recoveries of insurance service expenses of $1,064.5, including $392.9 related to acquired contracts. The effect of acquired contracts benefited the net reinsurance result by $54.1.

(3)

Recoveries of incurred claims and other insurance service expenses included within estimates of the present value of future cash flows is comprised of the Global Insurers and Reinsurers($1,677.0), International Insurers and Reinsurers ($1,530.7) and North American Insurers ($916.2) reporting segments. The increase to $1,530.7 in 2024 from $526.1 in 2023 in the International Insurers and Reinsurers reporting segment principally related to the acquisition of Gulf Insurance on December 26, 2023, which contributed $959.1 in 2024, including the effects of acquired contracts described in footnote 2. Recoveries of incurred claims and other insurance service expenses included within risk adjustment for non-financial risk is comprised of the Global Insurers and Reinsurers ($167.7), International Insurers and Reinsurers ($86.2) and North American Insurers ($51.7) reporting segments.

(4)

Reflects the release of risk adjustment for non-financial risk as claims are recovered, primarily at the Global Insurers and Reinsurers ($217.4) and the North American Insurers ($43.2) reporting segments. When claims are initially incurred, the risk adjustment is included within recoveries of incurred claims and other insurance service expenses in the table above. Prior year reserve development included within estimates of present value of future cash flows, comprised of favourable prior year reserve development at the North American Insurers ($81.7) and Global Insurers and Reinsurers ($32.0) reporting segments, partially offset by adverse prior year reserve development at the International Insurers and Reinsurers ($40.3) reporting segment, that decreased from 2023, primarily reflecting decreased favourable prior year reserve development in the International Insurers and Reinsurers reporting segment.

(5)

Net finance income from reinsurance contract assets held included within estimates of present value of future cash flows was comprised of the Global Insurers and Reinsurers ($266.0), International Insurers and Reinsurers ($143.4) and North American Insurers ($51.7) reporting segments . The decrease in net finance income in 2024 from 2023 from reinsurance contract assets held primarily reflects the effects of increased average discount rates in 2024 on prior years' net losses on claims, which has the effect of reducing net finance income, and decreased average discount rates on interest accretion resulting from the unwinding of the effect of discounting as recoveries of claims progress toward settlement in the Global Insurers and Reinsurers reporting segment.

Year ended December 31, 2023

	Property and Casualty Insurance and Reinsurance
		Asset for incurred claims (AIC)
	Asset for		Risk
	remaining	Estimates of	adjustment
	coverage	present value of	for non-financial
	(ARC)(1)	future cash flows	risk	Total
Balance - January 1	(144.0)	8,011.6	806.6	8,674.2

Changes in the consolidated statement of comprehensive income:
Cost of reinsurance	(4,759.6)	—	—	(4,759.6)
Recoveries of incurred claims and other insurance service expenses(2)	(27.8)	3,496.2	330.1	3,798.5
Prior year reserve development and release of risk adjustment on prior year claims(3)	—	227.0	(266.4)	(39.4)
Recoveries of insurance service expenses	(27.8)	3,723.2	63.7	3,759.1
Net reinsurance result	(4,787.4)	3,723.2	63.7	(1,000.5)
Net finance income from reinsurance contract assets held(4)	0.8	520.9	—	521.7
Foreign exchange effects	(41.9)	(59.0)	(31.9)	(132.8)
Total changes in the consolidated statement of comprehensive income	(4,828.5)	4,185.1	31.8	(611.6)
Cash flows:
Premiums paid	4,786.2	—	—	4,786.2
Amounts received	—	(3,502.6)	—	(3,502.6)
Changes in funds withheld	(3.1)	(14.6)	—	(17.7)
	4,783.1	(3,517.2)	—	1,265.9
Investment components and other	(7.2)	8.0	—	0.8
Contracts recognized on acquisition of subsidiary(5)	376.7	133.5	14.2	524.4
Balance - December 31	180.1	8,821.0	852.6	9,853.7
(1)	Includes loss recovery components of $50.1 at January 1, 2023 and $23.0 at December 31, 2023.
(2)

Recoveries of incurred claims and other insurance service expenses included within estimates of present value of future cash flows is comprised of the Global Insurers and Reinsurers ($1,996.4), North American Insurers ($973.7) and International Insurers and Reinsurers ($526.1) reporting segments. Recoveries of incurred claims and other insurance service expenses included within risk adjustment for non-financial risk is comprised of the Global Insurers and Reinsurers ($219.3), International Insurers and Reinsurers ($57.7) and North American Insurers ($53.1) reporting segments.

(3)

Reflects the release of risk adjustment for non-financial risk as claims are recovered, primarily in the Global Insurers and Reinsurers ($200.9) and the North American Insurers ($40.4) reporting segments. When claims are initially incurred, the risk adjustment is included within recoveries of incurred claims and other insurance service expenses in the table above. Prior year reserve development included within estimates of present value of future cash flows is comprised of favourable prior year reserve development in the International Insurers and Reinsurers ($217.8) and the North American Insurers ($53.0) reporting segments, partially offset by adverse prior year reserve development in the Global Insurers and Reinsurers reporting segment ($43.8).

(4)

Net finance income from reinsurance contract assets held included within estimates of present value of future cash flows was comprised of the Global Insurers and Reinsurers ($392.6), International Insurers and Reinsurers ($78.6) and North American Insurers ($49.7) reporting segments.

(5)

Principally reflects contracts recognized on the acquisition of Gulf Insurance, as described in note 21, which were primarily accounted for as if the company had entered into the contracts on the acquisition date, with the fair value of the contracts deemed as the premium paid. Consequently, acquired contracts in their settlement period are included within the ARC and their expected settlement period deemed as the coverage period.